Pay vs Performance Disclosure - USD ($)		9 Months Ended	12 Months Ended						51 Months Ended
		Jan. 05, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2026
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	PEOs(1)						Value of Initial Fixed $100 Investment Based On:
					Average Summary	Average		Peer Group Total Shareholder Return(4)
Year	Towe Summary Compensation Table Total	Wolfe Summary Compensation Table Total	Towe Compensation Actually Paid(2)	Wolfe Compensation Actually Paid(2)	Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	S&P 500 Index	S&P 500 Information Technology Index	Net Loss (in thousands)(5)
2026	$2,134,829	$—	$(7,459,648)	$—	$1,040,408	$420,426	$41.45	$187.65	$171.63	$20,552
2025	$12,881,137	$—	$13,363,020	$—	$2,377,526	$2,393,362	$73.89	$159.29	$151.75	$50,987
2024 TP	$322,917	$—	$6,982,668	$—	$75,000	$613,971	$71.87	$147.15	$138.75	$8,515
2023	$3,034,292	$—	$4,868,548	$—	$776,542	$1,035,592	$46.03	$133.10	$126.49	$5,675
2022	$3,023,067	$346,700	$5,151,430	$(1,150,633)	$741,832	$1,067,384	$36.20	$105.40	$108.83	$6,754
2021	$—	$1,303,233	$—	$248,009	$604,267	$(6,846)	$63.80	$128.71	$126.46	$13,288

Named Executive Officers, Footnote [Text Block]
(1)	Chris Wolfe, our former Chief Executive Officer, served as our PEO until January 5, 2022. Steve Towe, our current Chief Executive Officer, has served as our PEO since January 5, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table (“SCT”) Total to CAP

In the calculation of CAP presented in the table above, the table below provides the amounts that were deducted from, and added to, the SCT total.

	2026
	Towe PEO	Average Other NEOs
SCT Total	$2,134,829	$1,040,408
Adjustments:
Deduct: amounts reported in “Stock Awards” and “Option Awards” columns in SCT	(1,469,007)	(558,222)
Add: year-end fair value of awards granted during covered fiscal year that were outstanding and unvested at year-end	1,780,614	676,632
Add: year-over-year change in fair value (whether positive or negative) at year-end of awards granted in prior fiscal years that were outstanding and unvested at the end of the covered fiscal year	(9,240,606)	(687,448)
Add: fair value as of the vesting date for awards that were granted and vested in the same year	—	—
Add: change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of the covered fiscal year	(665,478)	(50,944)
Subtract: fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—
Total Adjustments	$(9,594,477)	$(619,982)
CAP	$(7,459,648)	$420,426

Non-PEO NEO Average Total Compensation Amount	[1]		$ 1,040,408	$ 2,377,526	$ 75,000	$ 776,542	$ 741,832	$ 604,267
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]		$ 420,426	2,393,362	613,971	1,035,592	1,067,384	(6,846)
Tabular List, Table

Analysis of the Information Presented in the Pay Versus Performance Table

As discussed in more detail under “Compensation Discussion and Analysis” above, our compensation philosophy is to, among other things, emphasize pay-for-performance incentive compensation. From 2022 to 2025, the CAP to our PEO and average CAP to our non-PEO NEOs generally increased, with particularly significant growth from 2023 through 2025, reflecting, in part, awards tied to the successful completion of transformative transactions with MiX Telematics and Fleet Complete. In 2026, CAP to our PEO decreased significantly to $(7.5) million, compared to $13.4 million in 2025, while average CAP to our non-PEO NEOs decreased to $420,426, compared to $2.4 million in 2025. The decrease in CAP in 2026 was driven primarily by the decrease in the fair value of previously granted equity awards, including a $9.2 million year-over-year decrease in the fair value of outstanding and unvested awards held by our PEO, consistent with the decline in our TSR from $73.89 in 2025 to $41.45 in 2026. Over the full period presented, we believe the changes in CAP generally reflect changes in our stock price and the resulting changes in the value of equity awards, demonstrating the alignment of our executive compensation program with long-term stockholder value creation. While our GAAP net loss fluctuated during this period, including increases primarily associated with the completion of transformative transactions, our net loss decreased significantly in 2026 to $20.6 million, compared to $51.0 million in 2025. Our compensation program is designed to balance long-term equity incentives with performance-based compensation and cost management, enabling us to maintain a competitive, performance-driven compensation structure that rewards sustainable contributions and supports long-term value creation for our stockholders.

Total Shareholder Return Amount	[3]		$ 41.45	73.89	71.87	46.03	36.20	63.80
Net Income (Loss) Attributable to Parent	[4]		$ 20,552,000	50,987,000	8,515,000	5,675,000	6,754,000	13,288,000
PEO Name		Chris Wolfe							Steve Towe
Additional 402(v) Disclosure [Text Block]			The dollar amounts reported in these columns represent the amount of CAP to our PEOs and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs and non-PEO NEOs during the applicable year.
Steve Towe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		$ 2,134,829	12,881,137	322,917	3,034,292	3,023,067
PEO Actually Paid Compensation Amount	[2],[5]		(7,459,648)	13,363,020	6,982,668	4,868,548	5,151,430
Steve Towe [Member] | Amounts Reported in “Stock Awards” and “Option Awards” Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			1,469,007
Steve Towe [Member] | Year-End Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(1,780,614)
Steve Towe [Member] | Year-Over-Year Change in Fair Value (Whether Positive or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			9,240,606
Steve Towe [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Steve Towe [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for Which All Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			665,478
Steve Towe [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Steve Towe [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			9,594,477
Chris Wolfe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]						346,700	1,303,233
PEO Actually Paid Compensation Amount	[2],[5]						(1,150,633)	248,009
S&P 500 Index [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	[3]		187.65	159.29	147.15	133.10	105.40	128.71
S&P 500 Information Technology Index [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	[3]		171.63	$ 151.75	$ 138.75	$ 126.49	$ 108.83	$ 126.46
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			1,040,408
Non-PEO NEO Average Compensation Actually Paid Amount			420,426
Non-PEO NEO [Member] | Amounts Reported in “Stock Awards” and “Option Awards” Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			558,222
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(676,632)
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value (Whether Positive or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			687,448
Non-PEO NEO [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for Which All Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			50,944
Non-PEO NEO [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			$ 619,982

[1]	For fiscal 2026, our non-PEO NEOs were David Wilson, Melissa Ingram and Michael Powell. For fiscal 2025, our non-PEO NEOs were David Wilson and Melissa Ingram. For fiscal 2023 and the 2024 transition period, our non-PEO NEOs were David Wilson and Jim Zeitunian, our former Chief Technology Officer. For the 2022 fiscal year, our non-PEO NEOs were Jim Zeitunian and Patrick Maley, our former Chief Revenue Officer. For the 2021 fiscal year, our non-PEO NEOs were Ned Mavrommatis, our former Chief Financial Officer, and Elizabeth Elkins, our former Chief Product Officer.
[2]	The dollar amounts reported in these columns represent the amount of CAP to our PEOs and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs and non-PEO NEOs during the applicable year.
[3]	The peer group used to calculate peer group TSR is our fiscal 2026 primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement. The TSR of our common stock, the S&P 500 Index and the S&P 500 Information Technology Index, expressed as a dollar value assuming a $100 investment on December 31, 2020 and the reinvestment of dividends, if any.
[4]	Represents the amount of net loss, as reflected in the Company’s audited financial statements for the applicable period.
[5]	Chris Wolfe, our former Chief Executive Officer, served as our PEO until January 5, 2022. Steve Towe, our current Chief Executive Officer, has served as our PEO since January 5, 2022.